Segment Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total operating revenues	$ 230,114	$ 224,801
Vessel operating expenses	(62,129)	(54,476)
Voyage, charterhire and commission expenses	(9,730)	(6,366)
Administrative expenses	(18,468)	(18,735)
Project development expenses	(894)	(4,937)
Realized gains on oil derivative instrument	2,975	2,539
Other operating income	2,770	532
Adjusted EBITDA	144,638	143,358
Balance Sheet:
Total assets	4,946,097		$ 4,314,229
Assets held for sale	0		267,766
Investments in affiliates	51,292		44,385
Continuing Operations
Segment Reporting Information [Line Items]
Total operating revenues	230,114	224,801
Vessel operating expenses	(62,129)	(54,476)
Voyage, charterhire and commission expenses	(9,730)	(6,366)
Administrative expenses	(18,468)	(18,735)
Project development expenses	(894)	(4,937)
Realized gains on oil derivative instrument	2,975	2,539
Other operating income	2,770	532
Adjusted EBITDA	144,638	143,358
Balance Sheet:
Total assets	4,946,097		4,046,463
Investments in affiliates	51,292		44,385
Discontinued Operations
Segment Reporting Information [Line Items]
Total operating revenues	0	0
Vessel operating expenses	0	0
Voyage, charterhire and commission expenses	0	0
Administrative expenses	0	0
Project development expenses	0	0
Realized gains on oil derivative instrument	0	0
Other operating income	0	0
Adjusted EBITDA	0	0
Operating Segments | Shipping | Continuing Operations
Segment Reporting Information [Line Items]
Total operating revenues	104,699	105,572
Vessel operating expenses	(30,902)	(27,796)
Voyage, charterhire and commission expenses	(9,389)	(6,366)
Administrative expenses	(253)	(980)
Project development expenses	0	(66)
Realized gains on oil derivative instrument	0	0
Other operating income	2,770	532
Adjusted EBITDA	66,925	70,896
Balance Sheet:
Total assets	1,837,620		1,870,819
Investments in affiliates	0		0
Operating Segments | FLNG | Continuing Operations
Segment Reporting Information [Line Items]
Total operating revenues	110,134	109,048
Vessel operating expenses	(26,046)	(26,971)
Voyage, charterhire and commission expenses	(300)	0
Administrative expenses	(328)	(597)
Project development expenses	(745)	(1,399)
Realized gains on oil derivative instrument	2,975	2,539
Other operating income	0	0
Adjusted EBITDA	85,690	82,620
Balance Sheet:
Total assets	2,150,736		1,933,677
Investments in affiliates	0		0
Operating Segments | Corporate and Other | Continuing Operations
Segment Reporting Information [Line Items]
Total operating revenues	15,281	10,181
Vessel operating expenses	(5,181)	291
Voyage, charterhire and commission expenses	(41)	0
Administrative expenses	(17,887)	(17,158)
Project development expenses	(149)	(3,472)
Realized gains on oil derivative instrument	0	0
Other operating income	0	0
Adjusted EBITDA	(7,977)	$ (10,158)
Balance Sheet:
Total assets	957,741		241,967
Investments in affiliates	$ 51,292		$ 44,385